                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


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 1.    Name and address of issuer:

       Security Equity Separate Account Thirteen
       c/o Metropolitan Life Insurance Company
       200 Park Avenue, New York, New York 10166

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 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) X

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 3.    Investment Company Act File Number:

       811-8938

       Securities Act File Number:

       333-110185

       CIK

       0000935708

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2005

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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 5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                                  $ 1,624,072
                                                            ------------

    (ii)  Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                         $ 19,450,304
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    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce
          registration fees payable to the
          Commission:                          $ 21,852,867
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    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii):                      -$41,303,171
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    (v)    Net sales -- if Item 5(i) is greater
           than Item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:                              $        0
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    (vi)   Redemption credits available for
           use in future years -- if Item 5(i)
           is less than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:          $(39,679,099)
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    (vii)  Multiplier for determining
           registration fee (See Instruction
           C.9):                                                x.0001070
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    (viii) Registration fee due [multiply
           Item 5(v) by Item 5(vii)]
           (enter "0" if no fee is due):                      =$        0
                                                              ===========
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 6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
    here: NA            . If there is a number of shares or other units that
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    were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA
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 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                           +$ 0
                                                           ----

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 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$ 0
                                                           ====

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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

                      Wire Transfer

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /S/ Marie C. Swift
                             -------------------------
                             Marie C. Swift:
                             Associate General Counsel

Date: March 17, 2006

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